                               John Hancock Funds





                                  JOHN HANCOCK
                             TAX-EXEMPT SERIES FUND
                             -CALIFORNIA PORTFOLIO




                                  FINAL REPORT





                               September 15, 1995

       John Hancock Funds - Tax-Exempt Series Fund - California Portfolio

                                   DIRECTORS
                            Edward J. Boudreau, Jr.
                              Dennis S. Aronowitz*
                            Richard P. Chapman, Jr.*
                              William J. Cosgrove*
                                Gail D. Fosler*
                                 Bayard Henry*
                              Richard S. Scipione
                              Edward J. Spellman*
                        * Members of the Audit Committee
                                    OFFICERS
                            Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                               Vice Chairman and
                            Chief Investment Officer
                                Anne C. Hodsdon
                                   President
                                Thomas H. Drohan
                      Senior Vice President and Secretary
                                James B. Little
                           Senior Vice President and
                            Chief Financial Officer
                                 John A. Morin
                                 Vice President
                                Susan S. Newton
                    Vice President, Assistant Secretary and
                               Compliance Officer
                               James J. Stokowski
                          Vice President and Treasurer
                                   CUSTODIAN
                         Investors Bank & Trust Company
                                89 South Street
                          Boston, Massachusetts 02111
                                 TRANSFER AGENT
                  John Hancock Investor  Services Corporation
                                 P.O. Box 9116
                        Boston, Massachusetts 02205-9116
                               INVESTMENT ADVISER
                           John Hancock Advisers, Inc
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                             PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                                 LEGAL COUNSEL
                                 Hale and Dorr
                                60 State Street
                          Boston, Massachusetts 02109

John Hancock Funds - Tax-Exempt Series Fund - California Portfolio

STATEMENT OF ASSETS AND LIABILITIES
FINAL REPORT                                   September 15, 1995* (Unaudited)
---------------------------------------------- ------------------------------------ ---------------
ASSETS:
Investments at value - Note C:
 Tax-exempt long-term bonds (cost - $43,911,764)                                        $46,165,176
Cash                                                                                      1,056,148
Receivable for shares sold                                                                  998,260
Interest receivable                                                                         738,893
Receivable from John Hancock Advisers, Inc. - Note B                                         20,356
                                                                                        -----------
                                               Total Assets                              48,978,833
                                               ----------------------------------------------------
LIABILITIES:
Payable to John Hancock Advisers, Inc.
 and affiliates - Note B                                                                     39,298
Accounts payable and accrued expenses                                                        65,898
                                                                                        -----------
                                               Total Liabilities                            105,196
                                               ----------------------------------------------------
NET ASSETS:
Capital paid-in                                                                          46,662,279
Accumulated net realized loss on investments and financial
 futures contracts                                                                          (44,815)
Net unrealized appreciation of investments                                                2,253,412
Undistributed net investment income                                                           2,761
                                                                                        -----------
                                               Net Assets                               $48,873,637
                                               ====================================================
NET ASSET VALUE PER SHARE
         (Based on 4,164,370 shares of beneficial
          interest outstanding - unlimited number of shares
          authorized with no par value)                                                      $11.74
===================================================================================================
MAXIMUM OFFERING PRICE  PER SHARE**
             $(11.74 x 104.71%)                                                              $12.29
===================================================================================================

* The net assets of the John Hancock Tax Exempt Series Fund - California Portfolio ("the Portfolio") were merged into the John Hancock California Tax-Free Income Fund as of the close of business on September 15, 1995 and the Portfolio was subsequently terminated. The Statement of Assets and Liabilities reflects the Portfolio's position prior to the transfer of net assets and the termination of the Portfolio. (See Note A to the Notes to Financial Statements).
** On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

                       See notes to financial statements.

John Hancock Funds - Tax-Exempt Series Fund - California Portfolio

STATEMENT OF OPERATIONS
For the period September 1, 1995 to
September 15, 1995* (Unaudited)
-------------------------------- ----------------------------- ---------------------
INVESTMENT INCOME:
Interest                                                                    $111,915
                                                                            --------
Expenses:
Investment management fee - Note B                                             9,803
Distribution/service fee - Note B                                              5,882
Transfer agent fee - Note B                                                    1,764
Registration and filing fees                                                     980
                                                                            --------
                                    Total Expenses                            18,429
                                    Less Expense Reductions - Note B          (4,693)
                                                                            --------
                                    Net Expenses                              13,736
                                                                            --------
                                    Net Investment Income                     98,179
                                                                            --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments sold                                            839
Change in net unrealized appreciation/depreciation
 of investments                                                              438,213
                                                                            --------
                                    Net Realized and Unrealized Gain
                                    on Investments                           439,052
                                                                            --------
                                    Net Increase in Net Assets
                                    Resulting from Operations               $537,231
                                    ================================================

* The net assets of the John Hancock Tax Exempt Series Fund - California Portfolio ("the Portfolio") were merged into the John Hancock California Tax-Free Income Fund as of the close of business on September 15, 1995 and the Portfolio was subsequently terminated. The Statement of Operations reflects the Portfolio's position prior to the transfer of net assets and the termination of the Portfolio. (See Note A to the Notes to Financial Statements).

                       See notes to financial statements.

John Hancock Funds - Tax-Exempt Series Fund - California Portfolio

Statement of Changes in Net Assets
-------------------- -------------------------------------- ---------------- ----------------- ------------------ ----------------
                                                                                                  FOR THE PERIOD
                                                                                               SEPTEMBER 1, 1995 TO    YEAR ENDED
                                                                                                SEPTEMBER 15, 1995     AUGUST 31,
                                                                                                   (UNAUDITED)**          1995
                                                                                               -----------------------------------
FROM OPERATIONS:
Net investment income                                                                                  $    98,179     $ 2,636,372
Net realized gain on investments sold                                                                          839          33,756
Change in net unrealized appreciation/depreciation of investments                                          438,213         991,445
                                                                                               -----------------------------------
                            Net Increase in Net Assets Resulting from Operations                           537,231       3,661,573
                                                                                               -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income $(0.0256 and $0.6283 per share, respectively)                         (98,179)     (2,636,372)
                                                                                               -----------------------------------

FROM FUND SHARE TRANSACTIONS - NET*                                                                        885,777      (2,518,023)
                                                                                               -----------------------------------

NET ASSETS:
Beginning of period                                                                                     47,548,808      49,041,630
                                                                                               -----------------------------------
End of period (including undistributed net investment income of $2,761
  and $2,761, respectively)                                                                            $48,873,637     $47,548,808
                                                                                               ===================================

* ANALYSIS OF FUND SHARE TRANSACTIONS:

                                                                         FOR THE PERIOD
                                                                       SEPTEMBER 1, 1995 TO                YEAR ENDED
                                                                        SEPTEMBER 15, 1995                  AUGUST 31,
                                                                           (UNAUDITED)**                       1995
                                                                  ----------------------------------------------------------------
                                                                    SHARES            AMOUNT           SHARES            AMOUNT
                                                                    ------            ------           ------            ------
Shares sold                                                          87,424          $1,027,278         414,708       $ 4,671,968
Shares issued to shareholders in reinvestment of distributions        5,605              65,864         155,996         1,753,168
                                                                  ----------------------------------------------------------------
                                                                     93,029           1,093,142         570,704         6,425,136
Less shares repurchased                                             (17,669)           (207,365)       (791,874)       (8,943,159)
                                                                  ----------------------------------------------------------------
Net increase (decrease)                                              75,360          $  885,777        (221,170)      $(2,518,023)
                                                                  ================================================================

**  The net assets of the John Hancock Tax Exempt Series Fund - California Portfolio ("the Portfolio") were merged into the John Hancock California Tax-Free Income Fund as of the close of business on September 15, 1995 and the Portfolio was subsequently terminated. The Statement of Changes in Net Assets reflects the Portfolio's position prior to the transfer of net assets and the termination of the Portfolio. (See Note A to the Notes to Financial Statements).

                       See notes to financial statements.

John Hancock Funds - Tax-Exempt Series Fund - California Portfolio

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are as follows:
---------------------------------------------------------------------------------------------------------------------
                                                                       FOR THE PERIOD
                                                                    SEPTEMBER 1, 1995 TO
                                                                     SEPTEMBER 15, 1995    YEAR ENDED AUGUST 31,
                                                                    -----------------------------------------------
                                                                        (UNAUDITED)       1995     1994      1993
                                                                        -----------       ----     ----      ----
PER SHARE OPERATING PERFORMANCE
   Net Asset Value, Beginning of Period                                   $ 11.63       $ 11.38   $ 12.36   $ 11.68
                                                                          -------       -------   -------   -------
   Net Investment Income                                                     0.03          0.63      0.62      0.67
   Net Realized and Unrealized Gain (Loss) on Investments
    and Financial Futures Contracts                                          0.11          0.25     (0.76)     0.82
                                                                          -------       -------   -------   -------
     Total from Investment Operations                                        0.14          0.88     (0.14)     1.49
                                                                          -------       -------   -------   -------
   Less Distributions:
     Dividends from Net Investment Income                                   (0.03)        (0.63)    (0.62)    (0.67)
   Distributions from Net Realized Gain on Investments Sold                    --            --     (0.22)    (0.14)
                                                                          -------       -------   -------   -------
      Total Distributions                                                   (0.03)        (0.63)    (0.84)    (0.81)
                                                                          -------       -------   -------   -------
   Net Asset Value, End of Period                                         $ 11.74  (c)  $ 11.63   $ 11.38   $ 12.36
                                                                          =======       =======   =======   =======
   Total Investment Return at Net Asset Value                                1.17% (b)     8.06%   (1.13%)    13.36%
   Total Adjusted Investment Return at Net Asset Value (a)                   0.93% (b)     7.61%   (1.69%)    12.48%

RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (000's omitted)                              $48,874       $47,549   $49,042   $47,624
   Ratio of Expenses to Average Net Assets                                   0.70%*        0.70%     0.70%     0.67%
   Ratio of Adjusted Expenses to Average Net Assets (a)                      0.94%*        1.15%     1.26%     1.55%
   Ratio of Net Investment Income to Average Net Assets                      4.99%*        5.58%     5.27%     5.62%
   Ratio of Adjusted Net Investment Income to Average Net Assets (a)         4.75%*        5.13%     4.71%     4.74%
   Portfolio Turnover Rate                                                      0%           35%       38%       93%
   Expense Reimbursement Per Share                                          $0.00         $0.05     $0.07     $0.10
                                                                          YEAR ENDED AUGUST 31,
                                                                         ----------------------
                                                                            1992         1991
                                                                            ----         ----
PER SHARE OPERATING PERFORMANCE
   Net Asset Value, Beginning of Period                                    $ 11.25      $ 10.72
                                                                           -------      -------
   Net Investment Income                                                      0.70         0.70
   Net Realized and Unrealized Gain (Loss) on Investments
    and Financial Futures Contracts                                           0.43         0.53
                                                                           -------      -------
     Total from Investment Operations                                         1.13         1.23
                                                                           -------      -------
   Less Distributions:
     Dividends from Net Investment Income                                    (0.70)       (0.70)
   Distributions from Net Realized Gain on Investments Sold                     --           --
                                                                           -------      -------
      Total Distributions                                                    (0.70)       (0.70)
                                                                           -------      -------
   Net Asset Value, End of Period                                          $ 11.68      $ 11.25
                                                                           =======      =======
   Total Investment Return at Net Asset Value                                10.34%       11.83%
   Total Adjusted Investment Return at Net Asset Value (a)                    9.30%       10.71%

RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (000's omitted)                               $33,896      $25,914
   Ratio of Expenses to Average Net Assets                                    0.60%        0.60%
   Ratio of Adjusted Expenses to Average Net Assets (a)                       1.64%        1.72%
   Ratio of Net Investment Income to Average Net Assets                       6.09%        6.35%
   Ratio of Adjusted Net Investment Income to Average Net Assets (a)          5.05%        5.23%
   Portfolio Turnover Rate                                                      50%           7%
   Expense Reimbursement Per Share                                           $0.12        $0.12

              * On an annualized basis.
            (a) On an unreimbursed basis without expense reduction.
            (b) Not annualized.
            (c) Net asset value per share, before the merger of assets to the John Hancock California Tax-Free Income Fund, and the termination of the Portfolio. (See Note A to the Notes to Financial Statements).

                       See notes to financial statements.

             JOHN HANCOCK FUNDS - TAX EXEMPT SERIES FUND - CALIFORNIA PORTFOLIO

SCHEDULE OF INVESTMENTS
September 15, 1995 (Unaudited)                                                                     Par Value            Yield
                                                                   Interest    Maturity   S+P       (000's     Market     at
State - Issuer - Description                                         Rate       Date    Rating***  Omitted)    Value   Market +
----------------------------                                         ----       ----    ---------  --------    -----   --------
TAX-EXEMPT LONG-TERM BONDS

CALIFORNIA (93.41%)
Alameda, County of,
   Cert of Part 1992 Cap Proj                                       6.750%    06-01-16    A+       $  500   $  520,275   6.40%
California Educational Facilities Auth,
   Rev 1993 Ser B Pooled College & Univ Proj                        6.125     06-01-09    Baa**     1,000    1,006,060   6.00
California Health Facilities Financing Auth,
   Hosp Rev 1991 Ser A San Diego Hosp Assoc                         6.950     10-01-21    A           250      263,827   6.50
   Ins Hosp Rev Ser 1990 Children's Hosp San Diego                  6.500     07-01-20    AAA         500      520,220   6.20
   Rev 1990 Ser A Kaiser Permanente                                 7.000     12-01-10    AA          600      648,984   6.40
   Rev Ser 1994A Scripps Research Institute                         6.300     07-01-09    A**         500      518,575   6.00
   Sec Rev 1991 Ser Hosp of the Good Samaritan                      7.000     09-01-21    A           250      259,388   6.70
California Housing Finance Agency,
   Home Mtg Rev 1986 Ser A                                          8.100     08-01-16    AA-          75       78,215   7.70
   Home Mtg Rev 1988 Ser B                                          8.600     08-01-19    AA-          40       42,477   8.10
   Home Mtg Rev 1988 Ser D                                          8.000     08-01-19    AA-          90       96,353   7.40
   Home Mtg Rev 1989 Ser A                                          7.625     08-01-09    AA-          35       36,925   7.20
   Home Mtg Rev 1989 Ser B                                          8.000     08-01-29    AA-         100      106,940   7.40
   Home Mtg Rev 1989 Ser D                                          7.500     08-01-29    AA-         150      157,976   7.10
   Home Mtg Rev 1990 Ser D                                          7.875     08-01-31    AA-          15       15,714   7.50
   Home Mtg Rev 1991 Ser A                                          7.375     08-01-17    AA-         155      166,175   6.80
   Home Mtg Rev 1991 Ser C                                          7.450     08-01-11    AA-          65       69,555   6.90
   Home Mtg Rev 1994 Ser C                                          6.650     08-01-14    AA-       1,000    1,036,730   6.40
   Hsg Rev 1991 Ser E                                               7.000     08-01-26    AAA         525      552,431   6.60
California Pollution Control Financing Auth,
   Poll Control Rev 1991 Ser Southern Calif Edison Co               6.900     12-01-17    A+          500      526,790   6.50
   Poll Control Rev 1992 Ser A Pacific Gas & Elec Co                6.625     06-01-09    A           500      521,585   6.30
California State Public Works Board,
   Lease Rev 1994 Ser A Depart of Corrections
     Calif State Prison-Monterey County (Soledad II)                6.875     11-01-14    A-  *       500      534,680   6.40
   Lease Rev Ref Ser A Various Univ Proj                            5.500     06-01-21    A-  *     1,250    1,135,112   6.00
Campbell, City of,
   1991 Cert of Part Civic Center Proj                              6.750     10-01-17    A-          155      177,239   5.90
   1991 Cert of Part Civic Center Proj                              6.750     10-01-17    A-        1,565    1,618,805   6.50
Carson Redevelopment Agency,
   Tax Alloc Ser 1992 Area No. 1 Redevel Proj                       6.375     10-01-12    BBB+        500      503,215   6.30
   Tax Alloc Ser 1993B Area No. 1 Redevel Proj                      6.000     10-01-16    BBB+        500      471,520   6.30
Castaic Lake Water Agency,
   Cert of Part Ser 1990 Wtr Sys Imp Proj                           7.350     08-01-20    A           200      228,582   6.40
Central California Joint Powers Health Financing Auth,
   Cert of Part Ser 1993 Community Hosp of Central Calif Proj       5.250     02-01-13    A**         750      678,495   5.80
Central Coast Water Auth,
   Rev State Wtr Proj Regional Facil Ser 1992                       6.600     10-01-22    AAA         500      532,160   6.20
Central Valley Financing Auth,
   Cogeneration Proj Rev Carson Ice-Gen Proj 1993 Ser               6.100     07-01-13    BBB-      2,300    2,248,503   6.20
   Cogeneration Proj Rev Carson Ice-Gen Proj 1993 Ser               6.200     07-01-20    BBB-      1,000      965,550   6.40

                       See notes to financial statements.

             JOHN HANCOCK FUNDS - TAX EXEMPT SERIES FUND - CALIFORNIA PORTFOLIO

SCHEDULE OF INVESTMENTS
September 15, 1995 (Unaudited)                                                                        Par Value             Yield
                                                                          Interest Maturity   S+P       (000's     Market     at
State - Issuer - Description                                                Rate     Date   Rating***  Omitted)    Value   Market +
----------------------------                                                ----     ----   ---------  --------    -----   --------
CALIFORNIA (CONTINUED)
Contra Costa Water District,
   Wtr Treatment Rev Ser E                                                  6.250   10-01-12  AAA        1,000   1,083,390  5.70
Costa Mesa Public Financing Auth,
   1991 Local Agency Rev Ser A                                              7.100   08-01-21  NR           220     221,419  7.00
Desert Hospital District,
   Hosp Rev Cert of Part Ser 1990 Desert Hosp Corp Proj                     8.000   07-01-10  AAA          300     353,208  6.70
Fairfield Public Financing Auth,
   1995 Rev Ser A Pennsylvania Ave Storm Drainage Proj                      6.500   08-01-21  A-     *   1,085   1,070,179  6.50
Fontana Public Financing Auth,
   Sub Lien Tax Alloc Rev 1991 Ser A North Fontana Redevel Proj             7.750   12-01-20  BBB          195     232,220  6.50
   Tax Alloc Rev Ser 1990 Ser A North Fontana Redevel Proj                  7.250   09-01-20  A            325     344,740  6.80
Foothill/Eastern Transportation Corridor Agency,
   Toll Rd Rev Fixed Rate Current Int Ser 1995A                             6.500   01-01-32  BBB-   *   1,490   1,495,722  6.40
   Toll Rd Rev Fixed Rate Current Int-Ser 1995A                             6.000   01-01-34  BBB-   *   1,000     942,980  6.30
Fresno, City of,
   Hlth Facil Rev Ser 1991 Saint Agnes Medical Center                       6.625   06-01-21  AA-          250     259,592  6.30
Los Angeles City Department of Water and Power,
   Elec Plant Ref Rev Second Iss of 1993                                    5.400   11-15-12  AA-        1,000     950,530  5.60
Los Angeles County Health Facilities Auth,
   Lease Rev Ref Olive View Medical Center Proj                             7.500   03-01-08  NR           450     492,935  6.80
Metropolitan Water District,
   Waterworks Ref Rev Iss of 1986                                           6.750   06-01-22  AA+          155     160,135  6.50
   Wtr Rev Iss of 1991                                                      6.625   07-01-12  AA           750     799,882  6.20
Moreno Valley, City of,
   Cert of Part Ser 1995 City Hall Proj                                     6.500   11-01-16  Baa1** *   1,500   1,510,095  6.40
Mount Diablo Hospital District,
   Hosp Rev Ser A                                                           6.000   12-01-05  AAA        1,640   1,776,579  5.50
Mountain View City Capital Improvements Financing Auth,
   1992 Rev City Hall/Community Theatre Complex & Shoreline Regional Park
     Community Tax Alloc Refinancing                                        6.500   08-01-16  AAA          600     629,292  6.20
Northern California Transmission Agency,
   Rev 1990 Ser A Calif-Oregon Transm Proj                                  7.000   05-01-13  AAA          100     116,287  6.00
   Rev 1992 Ser A Calif-Oregon Transm Proj                                  6.500   05-01-16  AAA        1,000   1,055,220  6.10
Oakland, Port of,
   Port Rev Ser E                                                           6.400   11-01-07  AAA        1,000   1,083,260  5.90
   Spec Facil Rev 1992 Ser A Mitsui O.S.K. Lines Ltd Proj                   6.800   01-01-19  A+           500     512,890  6.60
Orange, County of,
   Ser A of 1990 Spec Tax of Community Facil Dist No. 87-3 Mission Viejo    7.800   08-15-15  A**          350     407,222  6.70
   Ser A of 1992 Spec Tax of Community Facil Dist No. 88-1 Aliso Viejo      7.350   08-15-18  NR         1,000   1,188,360  6.10
Pasadena, City of,
   1993 Ref Cert of Part Old Pasadena Parking Facil Proj                    6.250   01-01-18  A+         1,000   1,048,070  5.90
Rancho Mirage, City of, Joint Powers Financing Auth,
   Civic Center Rev Ref Ser 1991A                                           7.500   04-01-17  BBB          195     226,779  6.40
   Civic Center Rev Unref Ser 1991A                                         7.500   04-01-17  BBB           55      58,337  7.00
Riverside County Asset Leasing Corp,
   Leasehold Rev 1993 Ser A County of Riverside Hosp Proj                   6.500   06-01-12  A          1,000   1,038,220  6.20
Sacramento City Financing Auth,
   Lease Rev Ref Ser A                                                      5.375   11-01-14  AAA          500     484,010  5.50

                       See notes to financial statements.

             JOHN HANCOCK FUNDS - TAX EXEMPT SERIES FUND - CALIFORNIA PORTFOLIO

SCHEDULE OF INVESTMENTS
September 15, 1995 (Unaudited)                                                                    Par Value               Yield
                                                                  Interest  Maturity      S+P       (000's     Market      at
State - Issuer - Description                                        Rate      Date     Rating***   Omitted)    Value     Market +
----------------------------                                        ----      ----     ---------   --------    -----     --------
CALIFORNIA (CONTINUED)
San Bernardino, County of,
   Cert of Part Medical Center Fin Proj                             5.500   08-01-17    A-     *    1,000       882,960    6.20
   Cert of Part Ser B Cap Facil Proj                                6.875   08-01-24    AAA           350       414,050    5.80
   Trans Auth Sales Tax Rev Ser A                                   5.400   03-01-10    AAA         1,000       989,100    5.40
San Diego County Regional Transportation Commission,
   Sales Tax Rev 1991 Ser A                                         7.000   04-01-06    AA-            90        98,133    6.40
San Diego County Water Auth,
   Wtr Rev Cert of Part Reg Fixed                                   5.681   04-22-09    AAA    *      800       816,688    5.50
San Diego, City of,
   Ind'l Dev Rev 1986 Ser A San Diego Gas & Elec Co                 7.625   07-01-21    A+            300       312,486    7.30
San Francisco State Building Auth,
   Lease Ref Rev 1993 Ser A Dept of Gen Serv                        5.000   10-01-13    A-          2,245     2,001,799    5.60
San Jose Financing Auth,
   Reassessment Rev 1994 Ser C                                      6.750   09-02-11    NR            960       981,466    6.60
San Jose, City of,
   1986 Cert of Part Convention Center Proj                         7.875   09-01-10    A+            300       317,091    7.40
San Mateo County Joint Powers Financing Auth,
   Lease Rev 1994 Ser A San Mateo County Hlth Center                6.125   07-15-14    AAA           250       254,830    6.00
Santa Barbara, County of,
   1990 Cert of Part                                                7.500   02-01-11    A+            250       283,138    6.60
   1991 Cert of Part                                                6.400   02-01-11    A+            250       256,915    6.20
Santa Rosa, City of,
   Wastewater Rev 1992 Ser A Subregional Wastewater Proj            6.500   09-01-22    AAA           500       528,655    6.10
Southern California Home Financing Auth,
   Single Family Mtg Rev 1990 Iss B                                 7.750   03-01-24    AAA            45        47,761    7.30
Southern California Public Power Auth,
   Pwr Proj Rev 1987 Ref Ser A Palo Verde Proj                      6.875   07-01-15    AA-           215       221,990    6.60
Torrance City Redevelopment Agency,
   Tax Alloc Ref Ser 1992 Downtown Redevel Proj                     7.125   09-01-21    BBB           500       517,275    6.80
University of California, The Regents of,
   1993 Ref Cert of Part UCLA Central Chiller/Cogeneration Facil    5.400   11-01-11    Aa**   *    1,000       947,350    5.70
                                                                                                             ----------
                                                                                                             45,652,296
                                                                                                             ----------
GUAM  (1.05%)

Guam Airport Auth,
   Gen Rev 1993 Ser B                                               6.600   10-01-10    BBB           500       512,880    6.40

                                                  TOTAL TAX-EXEMPT LONG TERM BONDS
                                                                        (Cost $  43,911,764)        94.46%   46,165,176
                                                                                                    =====    ==========

   *Securities, other than short term investments, newly added to the portfolio during the period ended September 15, 1995.
  **Rated by Moody's Investors Services, Fitch or John Hancock Adviser's, Inc. where Standard & Poors ratings are not available.
    NR not rated.
 ***Credit Ratings are unaudited.
   +The yield is unaudited and not calculated in accordance with guidelines established by the U.S. Securities and Exchange
    Commissions.

The percentage shown for each category is the total value of that category as a percetnage of the net assets of the Portfolio.

                       See notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS
           JOHN HANCOCK FUNDS - JOHN HANCOCK TAX-EXEMPT SERIES FUND -
                              CALIFORNIA PORTFOLIO

(UNAUDITED)
NOTE A --
ACCOUNTING POLICIES
John Hancock Tax-Exempt Series Fund (the "Fund") is an open-end non-diversified investment management company, registered under the Investment Company Act of 1940. The Fund is organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts. Prior to September 15, 1995, the Fund consisted of three separate portfolios: the California Portfolio (the "Portfolio"), the Massachusetts Portfolio, and the New York Portfolio. The Trustees may authorize the creation of additional portfolios from time to time to satisfy various investment objectives.
  On September 8, 1995, the shareholders of the California Portfolio approved a plan of reorganization between the Portfolio and John Hancock California Tax-Free Income Fund ("California Tax-Free Income Fund") providing for the transfer of substantially all of the assets and liabilities of the Portfolio to California Tax-Free Income Fund in exchange solely for shares of beneficial interest of California Tax-Free Income Fund. After this transaction and as of the close of business on September 15, 1995, the Portfolio was terminated. The financial statements presented herein reflect the position of the Portfolio prior to the exchange of net assets and termination of the Portfolio. Significant accounting policies of the Portfolio were as follows:

VALUATION OF INVESTMENTS Securities in the Portfolio were valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days were valued at amortized cost which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolio, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances were invested in one or more repurchase agreements, whose underlying securities were obligations of the U.S. government and/or its agencies. The Portfolio's custodian bank received delivery of the underlying securities for the joint account on the Portfolio's behalf. The Adviser was responsible for ensuring that the agreement was fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis.

FEDERAL INCOME TAXES The Portfolio's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. It will not be subject to Federal income tax on taxable earnings which are distributed to shareholders. As of September 15, 1995, the Portfolio's final tax year end, for Federal income tax purposes, the Portfolio had $34,998 of capital loss carryforward available, expiring in 2003. To the extent that such carryforward was used by the Portfolio, no capital gains distributions were made. The unused capital loss carryforward as of September 15, 1995 was transferred to the John Hancock California Tax-Free Income Fund. This capital loss carryforward will be available, to the extent provided by regulations, to offset future net capital gains of the John Hancock California Tax-Free Income Fund. Expired capital loss carryforward is reclassified to capital paid-in, in the year of expiration

DIVIDENDS, DISTRIBUTIONS AND INTEREST Interest income on investment securities was recorded on the accrual basis.
  The Portfolio recorded all distributions to shareholders from net investment income and realized gains on the ex-dividend date. The Portfolio recorded dividends from net investment income daily and distributed monthly.

EXPENSES The majority of the expenses of the Fund were directly identifiable to an individual Portfolio. Expenses which were not identifiable to a specific Portfolio were allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Portfolios.

                         NOTES TO FINANCIAL STATEMENTS
           JOHN HANCOCK FUNDS - JOHN HANCOCK TAX-EXEMPT SERIES FUND -
                              CALIFORNIA PORTFOLIO


PREMIUM AND DISCOUNT For tax-exempt issues, the Portfolio amortized the amount paid in excess of par value on securities purchased from either the date of purchase or date of issue to date of sale, maturity or to next call date, if applicable. The Portfolio accreted original issue discount from par value on securities purchased from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code. The Portfolio recorded market discount on bonds purchased after April 30, 1993 at the time of disposition.

FINANCIAL FUTURES CONTRACTS The Portfolio may have bought and sold financial futures contracts for speculative purposes and/or to hedge against the effects of fluctuations in interest rates and other market conditions. At the time the Portfolio entered into a financial futures contract, it was required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin", equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract was valued at the official settlement price of the board of trade or U.S. commodities exchange. Subsequent payments, known as "variation margin", to and from the broker were made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market", were recorded by the Portfolio as unrealized gains or losses.
  When the contracts were closed, the Portfolio recognized a gain or loss.
Risks of entering into futures contracts included the possibility that there may have been an illiquid market and/or that a change in the value of the contract may not have correlated with changes in the value of the underlying securities. In addition, the Portfolio could have been prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuations imposed by an exchange.
  For federal income tax purposes, the amount, character and timing of the Portfolio's gains and/or losses could have been affected as a result of futures transactions.
  At September 15, 1995 there were no open positions in financial futures contracts.


NOTE B --
MANAGEMENT FEE, ADMINISTRATIVE
SERVICES AND TRANSACTIONS WITH AFFILIATES
AND OTHERS
Under the investment management contract, the Portfolio paid a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.500% of the first $250,000,000 of the Portfolio's average daily net asset value, (b) 0.450% of the next $250,000,000, (c) 0.425% of the next $500,000,000, (d) 0.400% of the next
$250,000,000 and (e) 0.300% of the Portfolio's average daily net asset value in excess of $1,250,000,000.
  In the event normal operating expenses of the Portfolio, exclusive of certain expenses prescribed by state law, were in excess of the most restrictive state limit where the Portfolio was registered to sell shares of beneficial interest, the fee payable to the Adviser was reduced to the extent of such excess and the Adviser made additional arrangements necessary to eliminate any remaining excess expenses. The limits were 2.5% of the first $30,000,000 of the Portfolio's average daily net asset value, 2.0% of the next $70,000,000 and 1.5% of the remaining average daily net asset value.
  The Adviser agreed to limit the Portfolio's expenses further to the extent required to prevent expenses from exceeding 0.70% of the Portfolio's average daily net asset value, exclusive of certain expenses prescribed by state law. Accordingly, for the period ended September 15, 1995, the reduction in the Adviser's fee collectively with any additional amounts not borne by the Portfolio by virtue of the expense limit for the Portfolio amounted to $4,693.

                         NOTES TO FINANCIAL STATEMENTS
           JOHN HANCOCK FUNDS - JOHN HANCOCK TAX-EXEMPT SERIES FUND -
                              CALIFORNIA PORTFOLIO

  The Portfolio had a distribution agreement with John Hancock Funds, Inc.
("JH Funds"), a wholly-owned subsidiary of the Adviser. For the period ended September 15, 1995, JH Funds received net sales charges of $104,518 with regard to sales of shares. Out of this amount, $12,994 was retained and used for printing prospectuses, advertising, sales literature and other purposes, and $50,249 was paid as sales commissions to unrelated broker-dealers and $41,275 was paid as sales commissions to sales personnel of John Hancock Distributors, Inc. ("Distributors"), Tucker Anthony Incorporated ("Tucker Anthony") and Sutro & Co., Inc. ("Sutro"), all of which are broker dealers. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company, is the indirect sole shareholder of Distributors and John Hancock Freedom Securities Corporation and its subsidiaries which include Tucker Anthony and Sutro, all of which are broker-dealers.
  In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Portfolio, the Portfolio had adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Portfolio made payments to JH Funds for distribution and service expenses at an annual rate not to exceed 0.30% of the Portfolio's average daily net assets to reimburse JH Funds for their distribution/service costs. Up to a maximum of 0.25% of such payments may have been service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could have occurred under certain circumstances.
  The Portfolio had a transfer agent agreement with John Hancock Investor Services Corporation ("Investor Services"), a wholly- owned subsidiary of The Berkeley Financial Group. The Portfolio paid transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.
  Messrs. Edward J. Boudreau, Jr. and Richard S. Scipione are directors and/or officers of the Adviser, and/or its affiliates. The compensation of unaffiliated Trustees was borne by the Portfolio. Effective with the fees paid for 1995, the unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Portfolio made investments into other John Hancock Funds, as applicable, to cover its liability with regard to the deferred compensation. Investments to cover the Portfolio's deferred compensation liability were recorded on each Portfolio's books as an other asset.


NOTE C --
INVESTMENT TRANSACTIONS
Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended September 15, 1995, aggregated none and $20,400, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended September 15, 1995.
  The cost of investments owned at September 15, 1995 for Federal income tax purposes was $43,911,764. Gross unrealized appreciation and depreciation of investments aggregated $2,275,174 and $21,762, respectively, resulting in net unrealized appreciation of $2,253,412.


NOTE D --
RECLASSIFICATION OF CAPITAL ACCOUNTS
During the fiscal period ended September 15, 1995, the Portfolio has reclassified amounts to reflect an increase in undistributed net investment income of $42,500 and a decrease in capital paid-in of $42,500. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of September 15, 1995. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles.